Expense by nature	12 Months Ended
Dec. 31, 2024
Expense by nature
Expense by nature

8. Expense by nature

The following table presents the expenses by nature for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Transaction related cost (i)	109,157,565	154,854,420	160,892,189
Employee benefits expenses	15,839,923	14,594,912	13,969,975
– Wages, salaries, bonuses, social security and others	11,520,840	11,169,313	10,878,600
– Share-based compensation expenses (Note 30)	3,446,898	2,589,593	2,252,738
– Pension costs – defined contribution plans (ii)	872,185	836,006	838,637
Promotion, advertising and consumer incentives	6,074,451	7,687,159	9,531,908
Expected credit losses	1,062,265	2,090,866	3,347,767
Depreciation of property and equipment and right-of-use assets (Note 15 and Note 16)	4,168,525	3,821,925	3,026,236
Driver operation fees	1,196,848	2,142,690	2,668,220
Third party customer service expenses	1,038,685	1,122,836	1,256,259
Bandwidth and server related costs	799,248	800,706	943,470
Amortization of intangible assets (Note 18)	1,631,280	1,003,282	138,831
Impairment of property and equipment and other assets	66,093	165,159	24,577
(i)	Transaction related costs primarily consist of driver costs, insurance costs and payment processing charges related to the Group’s service offerings.
(ii)	Employees of the Group companies are required to participate in defined contribution plans administered and operated by the local governmental authorities. The Group contributes funds which are calculated on certain percentages of the employees' salary subject to certain ceilings imposed by governmental authorities to each scheme locally.

The Group had incurred expenses for the purpose of research and development of approximately RMB9,555,566, RMB8,933,956 and RMB7,753,961 for the years ended December 31, 2022, 2023 and 2024, respectively.

No significant development expenses had been capitalized for the years ended December 31, 2022, 2023 and 2024, respectively.